Summary of disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,640	¥ 11,131	¥ 175,588
Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenue	41	279	175,588
Third Parties [Member] | Mining Products [Member]
Disaggregation of Revenue [Line Items]
Total revenue		246	175,444
Third Parties [Member] | Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue		33	144
Related Party [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,599	10,852
Related Party [Member] | Work In Progress [Member]
Disaggregation of Revenue [Line Items]
Total revenue		¥ 10,852